Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Other Intangible Assets
Other Intangible Assets

(8)Other Intangible Assets

Details of other intangible assets and movement during the years ended 31 December 2017 and 2016 are included in Appendix III, which forms an integral part of these notes to the Consolidated Financial Statements.

Intangible assets acquired from Talecris mainly include currently marketed products. Identifiable intangible assets correspond to Gamunex and have been recognized at fair value at the acquisition date of Talecris and classified as currently marketed products. Intangible assets recognized comprise the rights on the Gamunex product, its commercialization and distribution license, trademark, as well as relations with hospitals. Each of these components are closely linked and fully complementary, are subject to similar risks and have a similar regulatory approval process.

Intangible assets acquired from Progenika mainly include currently marketed products. Identifiable intangible assets correspond to blood, immunology and cardiovascular genotyping. These assets have been recognized at fair value at the acquisition date of Progenika and classified as currently marketed products.

The cost and accumulated amortization of currently marketed products acquired from Talecris and Progenika at 31 December 2016 is as follows:

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2015	Additions	differences	31/12/2016
Cost of currently marketed products - Gamunex	1,102,232	—	36,180	1,138,412
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Accumulated amortisation of currently marketed products - Gamunex	(168,397)	(36,062)	(7,412)	(211,871)
Accumulated amortisation of currently marketed products - Progenika	(6,738)	(2,379)	—	(9,117)

Carrying amount of currently marketed products	950,889	(38,441)	28,768	941,216

The cost and accumulated amortization of currently marketed products acquired from Talecris and Progenika at 31 December 2017 is as follows:

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2016	Additions	differences	31/12/2017
Cost of currently marketed products - Gamunex	1,138,412	—	(137,828)	1,000,584
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Accumulated amortisation of currently marketed products - Gamunex	(211,871)	(35,837)	28,136	(219,572)
Accumulated amortisation of currently marketed products - Progenika	(9,117)	(2,379)	—	(11,496)

Carrying amount of currently marketed products	941,216	(38,216)	(109,692)	793,308

The estimated useful life of the currently marketed products acquired from Talecris is considered limited, has been estimated at 30 years on the basis of the expected life cycle of the product (Gamunex) and is amortized on a straight-line basis.

At 31 December 2017 the residual useful life of currently marketed products is 23 years and 5 months (24 years and 5 months at 31 December 2016).

The estimated useful life of the currently marketed products acquired from Progenika is considered limited, has been estimated at 10 years on the basis of the expected life cycle of the product and is amortized on a straight-line basis.

At 31 December 2017 the residual useful life of currently marketed products acquired from Progenika is 5 years and 2 months (6 years and 2 months at 31 December 2016).

(a)Self — constructed intangible assets

At 31 December 2017 the Group has recognized Euros 49,782 thousand as self-constructed intangible assets (Euros 29,034 thousand at 31 December 2016).

(b)Purchase commitments

At 31 December 2017 the Group has intangible asset purchase commitments amounting to Euros 1,199 thousand (Euros 639 thousand at 31 December 2016).

(c)Intangible assets with indefinite useful lives and other intangible in progress

At 31 December 2017 the Group has plasma center licenses with indefinite useful lives under intangible assets for a carrying amount of Euros 26,631 thousand (Euros 30,075 thousand at 31 December 2016).

The Group has also an amount of Euros 183,281 thousand as development costs in progress (Euros 52,272 thousand at 31 December 2016). The main variance corresponds to the assets acquired from Hologic’s business combination (see note 3(a)).

The Group has recognized an amount of Euros 4,235 thousand corresponding to payments relating to license rights due to the Aradigm acquisition (no amount was recognized at 31 December 2016).

(d)Result on disposal of intangible assets

Total losses incurred on disposals of intangible assets in 2017 amount to Euros 83 thousand (Euros 7,198 thousand of profit in 2016).

(e)Impairment testing

Indefinite-lived intangible assets have been allocated to the cash-generating unit (CGU) of the Bioscience segment. These assets have been tested for impairment together with goodwill (see note 7).

Impairment testing has been analyzed for each of the intangible assets in progress by calculating its recoverable amount based on their fair value.

As the Antimicrobial Drugs Advisory Committee of the US Food and Drug Administration did not recommend the approval for LinahieTM as a treatment for non-cystic fibrosis bronchiectasis patients with chronic lung Pseudomonas aeruginosa infections, the intangible assets referred to it have been totally impaired. As a consequence, the group has impaired a total amount of Euros 63,675 thousand related to this product. This amount has been recognized in the Profit and Loss Statement as a R&D expense. Even that, the company has impaired the investment in this company and the convertible bonds (see notes 10 and 11(a)).